ACCRUED AND OTHER LIABILITIES (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
NOTE 4 – ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	Successor Company
	June 30, 2018	December 31, 2017
Payables to agents	$8,230,526	$6,875,416
Accrued legal fees	3,378,289	1,644,470
Accrued compensation	1,572,609	1,092,460
Accrued bank charges	1,033,120	897,404
Accrued taxes	840,289	318,792
Other	1,601,293	685,907
	$16,656,126	$11,514,449

NOTE 7 — ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities at December 31 consisted of the following:

	Successor Company 2017	Predecessor Company 2016
Payables to agents	$6,875,416	$4,879,360
Compensation accruals	1,092,460	870,856
Accruals for taxes	318,792	163,843
Accrued interest	—	676,806
Other	3,227,781	3,296,070
	$11,514,449	$9,886,935